UNITED STATES

		  SECURITIES AND EXCHANGE COMMISSION

		       Washington, D.C.  20549

			      FORM N-CSR

         CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

		         INVESTMENT COMPANIES

	    Investment Company Act file number:  811-9521

		          MANAGERS AMG FUNDS
	------------------------------------------------------
	   (Exact name of registrant as specified in charter)


	     40 Richards Avenue, Norwalk, Connecticut 06854
	------------------------------------------------------
	  (Address of principal executive offices)  (Zip code)


			  The Managers Funds LLC
	    40 Richards Avenue, Norwalk, Connecticut 06854
		 (Name and address of agent for service)

Registrant's telephone number, including area code:	(203) 857-5321

Date of fiscal year end:	MAY 31

Date of reporting period:	JUNE 1, 2003 - NOVEMBER 30, 2003
				(Semi-Annual Shareholder Report)


Item 1.  REPORT TO SHAREHOLDERS.
=======================================================================

[AMG Logo omitted]

Managers AMG Funds

Burridge Growth Partners [Burridge logo omitted]

Division of The Burridge Group LLC



Burridge Small
Cap Growth Fund

---------------------------------------------------

Semi-Annual Report
November 30,2003

		   BURRIDGE SMALL CAP GROWTH FUND
		   ------------------------------
			Semi-Annual Report
			------------------
			November 30, 2003
			------------------
			   (unaudited)
			   -----------

			[TABLE OF CONTENTS]
			-------------------


							Begins
							on Page
							-------
Letter to Shareholders					 1

Summary of Industry Weightings and Top Ten Holdings	 3

Schedule of Portfolio Investments			 4
 Detailed portfolio listing by security type and
  industry sector, as valued at November 30, 2003

Financial Statements:
---------------------
 Statement of Assets and Liabilities			 7
  Fund balance sheet, net asset value (NAV)per share
  computation and cumulative undistributed amounts

 Statement of Operations				 8
  Detail of sources of income, Fund expenses, and
   Realized and unrealized gains (losses) during the
   period

 Statement of Changes in Net Assets			 9
  Detail of changes in Fund assets for the past two
   fiscal periods

Financial Highlights					10
 Net asset value, total return, expense ratios,
  turnover ratio and net assets

Notes to Financial Statements				11
 Accounting and distribution policies, details of
  Agreements and transactions with Fund management
  and affiliates.


----------------------------------
Dear Fellow Shareholders:

The stock market has performed very well since our last report. I believe this is due to two important factors. First, the perceived risk in the environment is considerably lower now than it was in the early months of 2003. This is mostly a result of the seemingly swift success of our military in toppling the government in Iraq. Although the war lingers on and there is great debate about how it may be resolved, the economic impacts are better understood now than before the war started. Second, the economy is clearly improving. The relatively aggressive monetary stimulus applied by the Federal Reserve over the past several years is working. The recently revised estimate of GDP indicates that the economy grew by an annualized 8.2%during the 3rd quarter, which is the highest quarterly gain since 1984. As many investors had hoped, the cost cutting and business rationalization that has taken place over the last few years added leverage to that growth rate. The U.S. Commerce Department recently reported that corporate profits grew by 30% year over year, also the largest increase since 1984. Although unemployment has yet to drop significantly, it seems to be leveling off. Meanwhile, consumer confidence has rebounded sharply since March, and both consumer spending and retail sales have continued to grow. Likewise, industrial production and the Purchasing Managers Index have expanded since mid-year.

I am pleased to report that the Burridge Small Cap Growth Fund participated fully in this rally as a result of the manager positioning your portfolio for an improving economy. It is not uncommon for stocks of small capitalization companies to react early to improvements in the economy, and this period has been no exception. For the six-months ended November 30, 2003, the Fund appreciated 36.49%. For the same period the Russell 2000 Index and the Russell 2000 Growth Index returned 24.65% and 26.31%, respectively. During the period, the Fund was heavily invested in the information technology, health care, and consumer discretionary sectors with some modest allocation across many other sectors. In the words of the portfolio manager, the Fund's good performance may be attributable to "drug development and attractive demographics driving healthcare, an improving economy driving consumer discretionary and improving cyclical spending driving the technology sector." While we can not expect that future results will be as robust as these recent results, we do believe that the continuing improvements in economic indicators along with a broadening of the stock market that we have seen recently bodes well for the stock market.

As you are no doubt aware, certain firms in the mutual fund industry are facing serious charges with respect to whether they and their principals fulfilled their fiduciary duty to their clients. To remove any confusion about this matter, I would like to provide you with an update regarding the policies and procedures that apply to the trading of our Funds.

We have a number of processes and procedures in place that are designed to deter and prohibit potentially excessive trading activity in our Funds. As outlined in our Funds' prospectus, each Fund reserves the right to refuse any exchange request if it is determined that such request could adversely affect the Fund, including if a person or group has engaged in excessive trading (as determined in our sole discretion). Our policy is to evaluate any instances of trading that we believe may be excessive (whether large trades or potentially excessive trading activity) on a case-by-case basis, and we will cancel trades and block accounts as appropriate in order to discourage and deter such activity. As further stated in each Fund's prospectus, we also have the right to delay sending out redemption proceeds in certain cases, and we have explicitly reserved the absolute right

----------------------------------------------------------------
to refuse a purchase order for any reason.

The late trading under investigation is illegal under the Investment Company Act of 1940 and other federal securities laws, and our Funds have never permitted such late trading.

We will continue to review and, if necessary, modify our policies, procedures and practices in an effort to ensure that we are fulfilling our commitment to our clients, operating in compliance with all applicable laws, rules and regulations, and prohibiting the type of conduct described in the recent allegations.

Please be assured that we at Managers put our clients' interests first and foremost, and we will do everything within our power to continue to fulfill the trust that you have placed in us. We would be happy to discuss any of these matters in greater detail with you, and we appreciate the opportunity to serve your investment needs.

Should you have any questions about this Fund or this report, please feel free to contact us at 1-800-835-3879, or visit our website, www.managersamg.com. We thank you for your investment.

Sincerely,


/s/ Peter M. Lebovitz
---------------------
Peter M. Lebovitz
President
Managers AMG Funds

		Burridge Small Cap Growth Fund
			November 30, 2003
	Summary of Industry Weightings (unaudited)
	------------------------------------------



				Percentage of	Percentage of
Major Sectors			Net Assets	Russell 2000
--------------------------	--------------	---------------
Information Technology		29.7 %		21.3 %
Health Care 			20.3 		13.4
Consumer Discretionary		14.1 		14.8
Industrials			13.2 		14.1
Materials			5.5 		4.5
Telecommunication Services	5.0 		1.2
Energy				4.6 		3.4
Financials			1.8		21.5
Consumer Staples		0.9		2.9
Utilities			0.0		2.9
Other				4.9		0.0




		Top Ten Holdings (unaudited)
		----------------------------


					Percentage of
Security Name				Net Assets
------------------------------		----------------
Primus Telecommunications Group, Inc.*	3.5%
Kyphon, Inc.				2.5
Network Engines, Inc.			2.5
Western Digital Corp.*			2.1
AMC Entertainment, Inc.*		1.8
Knight Trading Group, Inc.		1.8
Aladdin Knowledge Systems		1.8
Navigant Consulting, Inc.		1.7
Symmetricom, Inc.			1.7
LabOne, Inc.				1.7
					======
       Top Ten as a Group		21.1%


* Top Ten Holding at May 31, 2003

-------------------------------------------------------------
Burridge Small Cap Growth Fund
Schedule of Portfolio Investments
November 30,2003 (unaudited)
-------------------------------------------------------------


					Shares		Value
					--------	-----------
Common Stocks -95.1%
Consumer Discretionary -14.1%
AMC Entertainment, Inc.*		8,972	 	$ 135,926
Dura Automotive Systems, Inc.*		8,388 	  	   86,480
Fleetwood Enterprises, Inc.*		6,549		   66,603
Goody's Family Clothing, Inc.*		6,565		   69,720
IMAX Corp.* (1)				8,222		   65,118
Kellwood Co.				2,034		   77,780
Keystone Automotive Industries, Inc.*	2,945		   71,770
ParkerVision, Inc.* (1)			5,900		   59,000
Party City Corp.*			5,813		   83,475
Red Robin Gourmet Burgers, Inc.*	3,535		   95,162
Regent Communications, Inc.*		7,383		   48,063
Restoration Hardware, Inc.* (1)	       10,450		   64,059
Spanish Broadcasting Systems, Inc.*	5,538		   55,657
Tenneco Automotive, Inc.*	       13,765		   76,396
						       ----------
	Total Consumer Discretionary 			1,055,209
						       ----------
Consumer Staples -0.9%
Wild Oats Markets, Inc.*		6,005		   68,097
						       ----------
Energy -4.6%
Comstock Resources, Inc.*		4,203		   68,509
Gulf Island Fabrication, Inc.*		2,770		   49,306
Harvest Natural Resources, Inc.*       13,553		  100,428
Newpark Resources, Inc.*	       14,560		   58,531
Parker Drilling, Co.*		       30,275	 	   72,357
						       ----------
	Total Energy 					  349,131
						       ----------
Financials -1.8%
Knight Trading Group, Inc.* (1)		9,261		  133,636
Health Care -20.3%
Advanced Neuromodulation Systems, Inc.*	1,467		   61,893
Analogic Corp.				1,763		   74,046
Ciphergen Biosystems, Inc.*		5,537		   57,640
Connetics Corp.*			3,672		   64,811
Digene Corp.*				2,302		   91,505
Endocardial Solutions, Inc.* (1)       12,695		   95,466
Illumina, Inc.*			       11,999		   82,313
Interpore International, Inc.*		4,149		   50,535
Kyphon, Inc.*				6,937		  190,074
LabOne, Inc.*				4,397		  127,469
LCA-Vision, Inc.*			4,425		   74,252
Lexicon Genetics, Inc.* (1) 	       13,092		   68,733
Luminex Corp.* 				5,415		   57,128
Ocular Sciences, Inc.*			4,408		  126,201
Omnicell, Inc.*				4,950		   65,142


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------
Burridge Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
-------------------------------------------------------------


					Shares		Value
					--------	-----------
Parexel International Corp.*		5,887 		$ 108,792
Sola International, Inc.*		3,479		   68,188
Third Wave Technologies, Inc.*	       12,525		   53,858
						       ----------
	Total Health Care 				1,518,046
						       ----------
Industrials -13.2%
BE Aerospace, Inc.*		       18,059		  103,839
CDI Corp.*				1,601		   54,274
Corinthian Colleges, Inc.*		1,578		  100,882
General Cable Corp. (1) 		7,582		   63,916
Greenbrier Co., Inc.*			4,861		   70,339
Heico Corp.				5,056		   93,384
Ii-Vi, Inc.*				2,382		   54,214
JLG Industries, Inc.			6,092		   91,624
Labor Ready,Inc.* (1)		       10,691		  121,877
Mesa Air Group, Inc.* (1)		8,912		  107,390
Navigant Consulting, Inc.*		7,416		  128,297
						       ----------
	Total Industrials				  990,036
						       ----------
Information Technology -29.7%
Aladdin Knowledge Systems*	       14,718		  133,345
Applied Innovation, Inc.*		8,464		   55,101
Captiva Software Corp.*			9,695		  127,208
Centillium Communications, Inc.*       12,942 		   71,181
Concur Technologies, Inc.*	       10,252		  102,007
F5 Networks, Inc.*			3,238		   83,605
Hi/Fn, Inc.*				6,867		   75,674
Micromuse, Inc.*			7,701		   61,993
MICROS Systems, Inc.* (1)		2,714		  117,408
Network Engines, Inc.*		       17,764		  185,456
Overland Storage, Inc.*			4,772		   93,818
Performance Technologies, Inc.*		5,944		   80,185
QAD, Inc.*				6,062		   74,744
REMEC, Inc.*				9,507		  106,669
RSA Security, Inc.*			5,992		   88,082
SeaChange International, Inc.*		7,766		  116,878
StarTek, Inc.*				1,690		   65,352
Symmetricom, Inc.*		       18,186		  127,920
Synplicity, Inc.*			9,481		   69,116
United Online, Inc.* (1)		5,748		  104,671
Western Digital Corp.*		       12,387		  154,094
White Electronic Designs Corp.*	       12,218		  125,968
						       ----------
	Total Information Technology 			2,220,475
						       ----------
Materials -5.5%
A.Schulman, Inc.			2,460		   48,093
Century Aluminum Co.			6,990		  116,034
Gibraltar Steel Corp.			2,031		   49,516
Imco Recycling, Inc.*			5,864		   44,273



The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------
Burridge Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
-------------------------------------------------------------



				 	Shares		Value
					--------	-----------
Oregon Steel Mills, Inc.*		 25,111 	$  74,580
Steel Technologies, Inc.		  4,997		   76,954
						       ----------
	Total Materials 				  409,450
						       ----------
Telecommunication Services -5.0%
Boston Communications Group, Inc.*	  5,653		   50,877
Primus Telecommunications Group,Inc.*(1) 24,648		  261,022
Western Wireless Corp.*			  3,186		   59,483
						       ----------
	Total Telecommunication Services		  371,382
						       ----------
Total Common Stocks
	(cost $6,024,103)				7,115,462
						       ----------
Other Investment Companies -17.5%
JPMorgan Prime Money Market Fund,
 Institutional Class Shares, 0.93% (2)  273,234 	  273,234
Bank of New York Institutional Cash
 Reserves Fund, 1.15% (2), (3)        1,035,163         1,035,163
	Total Other Investment Companies		----------
		(cost $1,308,397)			1,308,397
						       ----------
Total Investments -112.6%
	(cost $7,332,500)				8,423,859
						       ----------
Other Assets, less Liabilities -(12.6)%			 (942,070)
						       ----------
Net Assets -100.0%				       $7,481,789
						       ==========

Note:	Based on the approximate cost of investments of $7,332,500
	for Federal income tax purposes at November 30, 2003, the aggregate gross unrealized appreciation and depreciation were $1,205,863 and $114,504, respectively, resulting in net unrealized appreciation of investments of $1,091,359.

*	Non-income-producing securities.


(1) 	Some or all of these shares were out on loan to various
	brokers as of November, 2003, amounting to a market value of $979,440, or approximately 13.1% of net assets.

(2) 	Yield shown for each investment company represents the
	November 30, 2003, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

(3) 	Collateral received from brokers for securities lending was
	invested in this short-term investment.


The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------
Burridge Small Cap Growth Fund
Statement of Assets and Liabilities
November 30, 2003 (unaudited)
---------------------------------------------------------




Assets:
------------------------------------------
	Investments at value				$8,423,859
	Receivable for investments sold			   122,582
	Receivable for Fund shares sold			    34,091
	Dividends, interest and other receivables	     1,318
	Receivable from affiliate			     5,920
	Prepaid expenses				     7,550
							----------
		Total assets				 8,595,320
							----------
Liabilities:
------------------------------------------
	Payable upon return of securities loaned	 1,035,163
	Payable for investments purchased		    58,413
	Accrued expenses:
		Professional fees			     7,562
		Other					    12,393
							----------
		Total liabilities			 1,113,531
							----------

Net Assets						$7,481,789
							==========

Shares outstanding					   519,482
							----------
Net asset value, offering and redemption
	price per share					    $14.40
							   =======

Net Assets Represent:
------------------------------------------
	Paid-in capital					$6,246,258
	Undistributed net investment loss		   (24,408)
	Accumulated net realized gain from investments	   154,266
							----------
	Net unrealized appreciation of investments	 1,105,673
							----------
Net Assets						$7,481,789
							==========

	Investments at cost				$7,332,500
							----------



The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------
Burridge Small Cap Growth Fund
Statement of Operations
For the six months ended November 30, 2003 (unaudited)
---------------------------------------------------------




Investment Income:
----------------------------
	Dividend income				$5,498
	Securities lending fees			   691
						------
		Total investment income		 6,189
						------

Expenses:
-----------------------------------------------
	Investment advisory and management fees	20,535
	Custodian fees				 9,934
	Transfer agent fees			 9,350
	Registration fees			 6,172
	Professional fees			 5,334
	Distribution fees			 5,134
	Trustees fees				   310
	Printing fees				   166
	Miscellaneous				    58
						------
	Total expenses before expense offsets   56,993
	Less:	Expense reimbursement	       (26,396)
						------
	Net expenses				30,597
						------
		Net investment loss	       (24,408)
						------

Net Realized and Unrealized Gain (Loss):
------------------------------------------
	Net realized gain on investments       321,601
	Net unrealized appreciation of
	 investments   			       892,764
					    ----------
	Net realized and unrealized gain     1,214,365
					    ----------
Net Increase in Net Assets
	Resulting from Operations	    $1,189,957
					    ==========


The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------
Burridge Small Cap Growth Fund
Statement of Changes in Net Assets
---------------------------------------------------------


						For the six
					       months ended  For the fiscal
					        November 30, period ended
						    2003 	May 31,
					        (unaudited)	 2003*
					       ------------- ---------------
Increase in Net Assets
From Operations:
--------------------------------------------
	Net investment loss			$ (24,408)	$ (13,977)
	Net realized gain (loss) on investments	  321,601 	  (28,306)
	Net unrealized appreciation
	   of investments			  892,764 	  212,909
		Net increase in net assets	----------	----------
		   resulting from operations	1,189,957 	  170,626
						----------	----------

From Capital Share Transactions:
--------------------------------------------
	Proceeds from the sale of shares	5,072,952 	1,119,774
	Purchase in-kind			   -   		  532,978
	Cost of shares repurchased		 (509,384)	  (95,114)
		Net increase from capital share
		   transactions			4,563,568 	1,557,638
						----------	----------
	Total increase in net assets		5,753,525 	1,728,264
						----------	----------

Net Assets:
---------------------------
	Beginning of period			1,728,264 	   -
						----------	----------
	End of period			        $7,481,789      $1,728,264
					       ===========     ===========

End of period undistributed
	net investment loss		         $(24,408)	 $(13,977)
						----------	----------


-----------------------------------------------------------------------
Share Transactions:
--------------------------------
	Sale of shares				  392,699	  125,124
	Shares purchased in-kind		   -   	   	   50,053
	Shares repurchased			  (37,038)	  (11,356)
						----------	----------
		Net increase in shares		  355,661	  163,821
						----------	----------



* Commencement of operations was June 25, 2002.


The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------
Burridge Small Cap Growth Fund
Financial Highlights
For a share outstanding throughout each period shown
---------------------------------------------------------



						 For the six
					        months ended  For the fiscal
						 November 30, period ended
						    2003 	 May 31,
						 (unaudited)	 2003*
					       ------------- ---------------

Net Asset Value, Beginning of Period		$10.55	 	$10.00
						-------		-------

Income from Investment Operations:
	Net investment loss			 (0.05)		 (0.09)
	Net realized and unrealized gain
	 on investments				  3.90	 	  0.64
						-------		-------
		Total from investment operations  3.85	 	  0.55
						-------		-------

Net Asset Value, End of Period			$14.40	 	$10.55
						======		======

Total Return (a)				 36.49%		  5.50% (b)

Ratio of net expenses to average net assets	  1.49%		  1.49% (c)

Ratio of net investment loss to average
 net assets					 (1.19)%	 (1.16)% (c)

Portfolio turnover				   44%	 	  121%  (b)

Net assets at end of period (000's omitted)	$7,482	 	$1,728
========================================================================
Expense Offsets (d)
-------------------
Ratio of total expenses to average net assets	 2.78%		  6.68% (c)

Ratio of net investment loss to average
 net assets					(2.48)%		(1.16)% (c)
========================================================================

* Commencement of operations was June 25, 2002.

(a)	Total returns and net investment income would have been lower had
	certain expenses not been reduced.
(b)	Not annualized.
(c)	Annualized.
(d)	Ratio information assuming no reduction of Fund expenses.
	(See Notes to Financial Statements.)


---------------------------------------------------------
Burridge Small Cap Growth Fund
Notes to Financial Statements
November 30, 2003 (unaudited)
---------------------------------------------------------

(1) Summary of Significant Accounting Policies
----------------------------------------------
Managers AMG Funds (the "Trust") is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is an equity fund, the Burridge Small Cap Growth Fund (the "Fund").

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a)	Valuation of Investments
	------------------------
Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented, by dealer and exchange quotations. Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost which approximates market. Investments in other regulated investment companies are valued at their end-of-day net asset value per share. Securities (including derivatives) and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures adopted by the Board of Trustees of the Trust.

(b)	Security Transactions
	---------------------
Security transactions are accounted for as of trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

(c)	Investment Income and Expenses
	------------------------------
Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the funds in the Trust, and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has a "balance credit" arrangement with The Bank of New
York

---------------------------------------------------------
Notes to Financial Statements (continued)
---------------------------------------------------------
("BNY"), the Fund's custodian, whereby the Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. This credit serves to reduce custody expenses that would otherwise be charged to the Fund. For the six months ended November 30, 2003, the custodian expense was not reduced under this arrangement.

(d)	Dividends and Distributions
	---------------------------
Dividends resulting from net investment income, if any, normally will be declared and paid annually in December. Distributions of capital gains, if any, will also be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities, and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e)	Federal Taxes
	-------------
The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(f)	Capital Loss Carryover
	----------------------
At November 30, 2003, the Fund had an accumulated net realized capital loss carryover from securities transactions for Federal income tax purposes of $114,209, expiring May 31, 2011.

(g)	Capital Stock
	-------------
The Trust's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest with $0.001 par value per share. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares are based on the valuation of those securities in accordance with the Fund's policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At November 30, 2003, certain shareholders (including omnibus accounts) individually held greater than 10% of the outstanding shares of the Fund as follows: two own 77%.

(2) Agreements and Transactions with Affiliates
-----------------------------------------------
The Trust has entered into an Investment Management Agreement under which The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc. ("AMG"), serves as investment manager to the Fund and

---------------------------------------------------------
Notes to Financial Statements (continued)
---------------------------------------------------------
is responsible for the Fund's overall administration. The Fund is distributed by Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC. The Fund's investment portfolio is managed by Burridge Financial Management, L.P. ("Burridge"), which serves pursuant to a Sub-Advisory Agreement by and between the Investment Manager and Burridge with respect to the Fund. AMG indirectly owns a majority interest in Burridge. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG, and/or MDI.

The Fund is obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 1.00% of the average daily net assets. The Investment Manager, in turn, pays Burridge 1.00%of the average daily net assets of the Fund for its services as sub-advisor. Under the Investment Management Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Burridge, Burridge reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

The Investment Manager has contractually agreed, through at least October 1, 2004, to waive fees and pay or reimburse the Fund to the extent that the total operating expenses (excluding interest, taxes, brokerage, and other extraordinary expenses) exceed 1.49% of the Fund's average daily net assets. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement occurs and that such repayment would not cause the Fund's total operating expenses in any such year to exceed 1.49% of the Fund's average daily net assets. In addition to any other waiver or reimbursement agreed to by the Investment Manager, Burridge from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee. At November 30, 2003, the cumulative amount of unreimbursed expenses is $89,268.

The aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust is $5,000. The Trustee fee expense shown in the financial statements represents the Fund's allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the complex.

(3) Purchases and Sales of Securities
-------------------------------------
Purchases and sales of securities, excluding short-term securities, for the six months ended November 30, 2003, were $6,085,784 and $1,859,536, respectively. There were no purchases or sales of U. S. Government securities.

(4) Portfolio Securities Loaned
-------------------------------
The Fund may participate in a securities lending program providing for the lend-

---------------------------------------------------------
Notes to Financial Statements (continued)
---------------------------------------------------------

ing of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102%of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by the custodian. Earnings of such temporary cash investments are divided between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

(5) Commitments and contingencies
---------------------------------
In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, and this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

[AMG Logo omitted]

Managers AMG Funds


Investment Manager and Administrator
------------------------------------
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800)835-3879

Sub-Adviser
-----------
The Burridge Group LLC
333 West Wacker Drive
Chicago, Illinois 60606

Custodian
---------
The Bank of New York
100 Church Street, 10th Floor
New York, New York 10286

Legal Counsel
-------------
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Transfer Agent
--------------
Boston Financial Data Services, Inc.
Attn: Managers AMG Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

Trustees
--------
Jack W. Aber
William E. Chapman, II
Sean M. Healey
Edward J. Kaier
Peter M. Lebovitz
Eric Rakowski


This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus, which is available by calling 1-800-835-3879.Distributed by Managers Distributors, Inc., member NASD.


			www.managersamg.com
		       www.managersfunds.com

Item 2.  CODE OF ETHICS.
=======================================================================
Not applicable.


Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
=======================================================================
Not applicable.


Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
=======================================================================
Not applicable.


Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
=======================================================================
Not applicable.


Item 6. [RESERVED]
=======================================================================


Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
=======================================================================
Not applicable.


Item 8. [RESERVED]
=======================================================================


Item 9.  CONTROLS AND PROCEDURES.
=======================================================================
(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  EXHIBITS
=======================================================================
(a)(1)  Not applicable to this filing.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibits hereto.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, are attached as exhibits hereto.

				SIGNATURES
				==========

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS


By:	/s/ Peter M. Lebovitz
	----------------------------
	Peter M. Lebovitz, President

Date:	January 30, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Peter M. Lebovitz
	----------------------------
	Peter M. Lebovitz, President

Date:	January 30, 2004
	----------------


By:	/s/ Glan G. Daukas
	----------------------------------------
	Galan G. Daukas, Chief Financial Officer

Date:	January 30, 2004
	----------------